Shareholder's Equity - Issued Share Capital, warrants, options, deferred share units, restricted share units and performance share units (Details) - CAD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Nov. 15, 2022	Oct. 25, 2021	Jun. 22, 2021	Apr. 07, 2021	Jan. 22, 2021	Dec. 31, 2022	Dec. 31, 2021
Shareholder's Equity
Common shares issued from the exercise of warrants					1,569,210
Common shares issued from the exercise of options, deferred share units, restricted share units and performance share units					94,884
Common shares issued from the exercise of warrants, options, deferred share units, restricted share units and performance share units	356,156
Proceeds from warrant exercises	$ 970					$ 807	$ 6,217
Exercise price of warrant	$ 3.78
Total proceeds from exercise of options	$ 140				$ 148
Exercise price of option	$ 2.52
Common shares issued to repay the existing Glencore loan				1,324,985
Deemed price of share				$ 5.22
Discount on price per share (as a percent)				15.00%
Shares issued for the acquisition of exploration & evaluation assets		11,111	12,500